Mining Interests (Tables)	12 Months Ended
Dec. 31, 2021
Environmental Protection Agency [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Payments for Mining

Date	Amount	Action
Within 30 days of the effective date	$1,000,000	Paid
November 1, 2018	$2,000,000	Not paid
November 1, 2019	$3,000,000	Not paid
November 1, 2020	$3,000,000	Not paid
November 1, 2021	$3,000,000	Not paid
November 1, 2022	$3,000,000
November 1, 2023	$3,000,000
November 1, 2024	$2,000,000

EPA Settlement Agreement Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Payments for Mining

Date	Amount
November 1, 2024	$3,000,000
November 1, 2025	$3,000,000
November 1, 2026	$3,000,000
November 1, 2027	$3,000,000
November 1, 2028	$3,000,000
November 1, 2029	$2,000,000 plus accrued interest